Stock-Based Compensation Plan	3 Months Ended
Mar. 31, 2014
Stock-Based Compensation Plan [Abstract]
Stock-Based Compensation Plan

Note 8. Stock-Based Compensation Plan

Stock-based compensation expense for stock options and restricted stock units ("RSUs") was allocated as follows (in thousands):

	Three Months Ended
	March 31,
	2014	2013
Cost of sales	$912	$634
Research and development, net	938	900
Selling, general and administrative	4,886	3,956
Total stock-based compensation expenses	$6,736	$5,490

A summary of stock option activity for the three months ended March 31, 2014 is as follows:

	Number of Options	Weighted Average
	Outstanding	Exercise Price
Shares under option at January 1, 2014	2,007,433	$29.66
Granted	4,633	115.12
Exercised	(116,609)	8.61
Forfeited	(11,690)	42.17

Shares under option at March 31, 2014	1,883,767	$31.10

Shares exercisable under option at March 31, 2014	959,555	$11.83

The outstanding options generally have a term of ten years from the grant date. Options granted become exercisable over the vesting period, which is normally a four-year period beginning on the grant date, subject to the employee's continuing service to the Company.

The fair value of stock options is determined using the Black-Scholes model. The weighted-average grant date fair value of options that were granted during the three months ended March 31, 2014 was $42.85.

During the three months ended March 31, 2014 and 2013, the Company issued 116,609 and 292,808 shares, respectively, upon the exercise of stock options. This resulted in an increase in equity of $1 million and $3.6 million for the three months ended March 31, 2014 and 2013, respectively.

As of March 31, 2014, the unrecognized compensation cost related to all unvested stock options of $37.1 million is expected to be recognized as expense over a weighted-average period of 1.8 years.

During the three months ended March 31, 2014, the Company granted 6,247 RSUs. The fair value of RSUs is determined based on the quoted price of the Company's common stock on the date of the grant.

As of March 31, 2014, the unrecognized compensation cost related to all unvested RSUs of $18.2 million is expected to be recognized as expense on a straight-line basis over a weighted-average period of 3.4 years.